Customers and Other Financing and Non-Financing Accounts Receivable - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Domestic customers, net
Trade and Other Receivables [Line Items]
Total	$ 69,979,713	$ 54,031,475
Domestic customers, net | Total
Trade and Other Receivables [Line Items]
Total	75,617,469	57,490,538
Domestic customers, net | Current
Trade and Other Receivables [Line Items]
Total	68,957,994	53,653,649
Domestic customers, net | 1 to 30 days
Trade and Other Receivables [Line Items]
Total	1,386,538	876,782
Domestic customers, net | 31 to 60 days
Trade and Other Receivables [Line Items]
Total	876,493	384,335
Domestic customers, net | 61 to 90 days
Trade and Other Receivables [Line Items]
Total	527,907	46,924
Domestic customers, net | More than 90 days
Trade and Other Receivables [Line Items]
Total	3,868,537	2,528,848
Domestic customers, net | Impaired (reserved)
Trade and Other Receivables [Line Items]
Total	(5,637,756)	(3,459,063)
Export customers, net
Trade and Other Receivables [Line Items]
Total	37,137,432	47,227,606
Export customers, net | Total
Trade and Other Receivables [Line Items]
Total	37,328,211	47,510,523
Export customers, net | Current
Trade and Other Receivables [Line Items]
Total	34,697,823	41,549,673
Export customers, net | 1 to 30 days
Trade and Other Receivables [Line Items]
Total	1,186,553	4,980,175
Export customers, net | 31 to 60 days
Trade and Other Receivables [Line Items]
Total	15,010	12,227
Export customers, net | 61 to 90 days
Trade and Other Receivables [Line Items]
Total	6,117	47,016
Export customers, net | More than 90 days
Trade and Other Receivables [Line Items]
Total	1,422,708	921,432
Export customers, net | Impaired (reserved)
Trade and Other Receivables [Line Items]
Total	$ (190,779)	$ (282,917)